Note 16 - Share Based Compensation (Details) - Summary of Activity Relating to Restricted Common Shares - $ / shares			3 Months Ended	12 Months Ended
		Oct. 13, 2009	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 16 - Share Based Compensation (Details) - Summary of Activity Relating to Restricted Common Shares [Line Items]
Granted (4)			1,666,667
Vested (1), (2), (3), (4)				(150,313)
Restricted Stock [Member]
Note 16 - Share Based Compensation (Details) - Summary of Activity Relating to Restricted Common Shares [Line Items]
Number of Shares, Outstanding						1,832
Weighted Average Fair Values, Outstanding						$ 445.50
Weighted Average Vesting Period (Years), Outstanding						2 years 328 days
Granted (4)		403			39,541
Granted (4)					$ 285.85
Granted (4)					292 days
Forfeited (2), (3)	[1],[2]				(334)
Forfeited (2), (3)	[1],[2]				$ 359.03
Vested (1), (2), (3), (4)	[1],[2],[3],[4]				(41,039)
Vested (1), (2), (3), (4)	[1],[2],[3],[4]				$ 292.27
Number of Shares, Outstanding
Weighted Average Fair Values, Outstanding

[1]	2,803 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 700 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 2,103 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012 and 2013, 946 and 297 of such shares were forfeited and 407 and 1,100 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 53 shares were fully vested on their original vesting date.
[2]	812 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 118 shares were forfeited during 2011, 205 during 2012 and 37 during 2013. From the remaining, 113 were fully vested as of December 31, 2012 and 339 shares as of April 1, 2013.
[3]	403 shares were granted on the date of the recapitalization; 370 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 185 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 33 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 11 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 5 and 6 shares were fully vested on January 1, 2012 and 2013, respectively.
[4]	On April 1, 2013, the Company granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company and issued the following common shares: (i) 29,894 common shares to the Chairman, Michail Zolotas, and 5,274 common shares to top management employees, of which 40% vested upon issuance and the remaining shares to vest 30% on April 1, 2014 and 30% on April 1, 2015; (ii) 2,817 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 1,556 common shares to non-executive directors, which vested upon issuance. The shares that originally were to be vested on April 1, 2014 and on April 1, 2015, were vested in November 2013, upon approval from the Board of Directors.